Document and Entity Information	Dec. 03, 2024
Document And Entity Information [Line Items]
Amendment Flag	true
Amendment Description	As previously disclosed on a Current Report on Form 8-K filed by Gogo Inc. (the “Company”) with the Securities and Exchange Commission (the “SEC”) on December 9, 2024 (the “Original 8-K”), Gogo Direct Holdings LLC, a Delaware limited liability company (“Gogo Direct”) and indirect wholly owned subsidiary of the Company, entered into the Purchase Agreement, dated as of September 29, 2024 (the “Purchase Agreement”), by and among Gogo Direct, Satcom Direct Holdings, Inc., a Delaware corporation (“SD Seller”), SDHC Holdings, Inc., a Delaware corporation (“SDHC Seller”), Satcom Direct Government Holdings, Inc., a Delaware corporation (“Satcom Government Seller”), ndtHost Holdings, Inc., a Delaware corporation (“ndtHost Seller” and, together with SD Seller, SDHC Seller and Satcom Government Seller, each a “Seller” and, collectively, “Sellers”), Satcom Direct, LLC, a Delaware limited liability company (f/k/a Satcom Direct, Inc., a Florida corporation) (“Satcom Direct”), Satcom Direct Holding Company, LLC, a Delaware limited liability company (formerly a Florida limited liability company) (“SDHC”), Satcom Direct Government, LLC (f/k/a Satcom Direct Government, Inc., a Florida corporation) (“Satcom Government”), ndtHost, LLC, a Delaware limited liability company (formerly a Florida limited liability company) (“ndtHost” and, together with Satcom Direct, SDHC, and Satcom Government, each, a “Parent Company” and, collectively, the “Parent Companies”), solely for purposes of Section 8.8 and Section 8.9 of the Purchase Agreement, James W. Jensen, in his individual capacity, and solely for purposes of Section 2.5 and Section 13.20, the Company. On December 3, 2024, the Company consummated the transactions contemplated by the Purchase Agreement.Pursuant to the instructions to Item 9.01 of Form 8-K, this Amendment No. 1 is being filed by the Company to amend and supplement the Original 8-K to provide the financial information referred to in Item 9.01 (a) and (b) below. Except as provided herein, the disclosures made in the Original 8-K remain unchanged.
Entity Central Index Key	0001537054
Document Type	8-K/A
Document Period End Date	Dec. 03, 2024
Entity Registrant Name	GOGO INC.
Entity Incorporation State Country Code	DE
Entity File Number	001-35975
Entity Tax Identification Number	27-1650905
Entity Address, Address Line One	105 Edgeview Dr.
Entity Address, Address Line Two	Suite 300
Entity Address, City or Town	Broomfield
Entity Address, State or Province	CO
Entity Address, Postal Zip Code	80021
City Area Code	303
Local Phone Number	301-3271
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	Common stock, par value $0.0001 per share
Trading Symbol	GOGO
Security Exchange Name	NASDAQ
Preferred Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	Preferred Stock Purchase Rights
Trading Symbol	GOGO
Security Exchange Name	NASDAQ